Commitments, Contingencies and Guarantees - Additional Information (Details) RON in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended	60 Months Ended
	Mar. 31, 2019	Dec. 31, 2022 USD ($)	Apr. 30, 2033 CAD ($)	Apr. 30, 2028 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 RON
Lessee, Leases, Description [Line Items]
Capital expenditures principally for machinery and equipment		$ 52.5
Purchase orders issued for capital expenditures		9.7
Letters of credit outstanding		$ 41.8				$ 48.1
Lease term (in years)	10 years
Initial basic rent expense, term (in years)		5 years
Basic rent expense, term two (in years)		5 years
Customers | 2027
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced		$ 0.9
Customers | Thereafter
Lessee, Leases, Description [Line Items]
Annual rental amounts on leases not yet commenced		5.6
Guarantees
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities		41.8				48.1
Guarantees | Revolving Credit Facility
Lessee, Leases, Description [Line Items]
Letters of credit outstanding		$ 18.0				$ 21.0
Additional income and value-added taxes on subsidiaries
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities							$ 7.0	RON 31
Forecast | Inventory Contract Purchase
Lessee, Leases, Description [Line Items]
Purchase orders issued for acquisition of inventory					$ 8.0
Forecast | Operating Lease
Lessee, Leases, Description [Line Items]
Annual base rent expense			$ 2.2	$ 2.1